UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,Nebraska 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:  04/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares				Value
	COMMON STOCK - 39.3%
	AEROSPACE/DEFENSE - 0.5%
1,272	National Presto Industries, Inc.			$ 93,772
1,499	Northrop Grumman Corp.			94,857
				188,629
	AGRICULTURE - 1.1%
6,600	Altria Group, Inc.			212,586
3,077	Archer-Daniels-Midland Co.			94,864
1,680	Imperial Tobacco Group PLC - ADR			134,417
				441,867
	AUTO MANUFACTURERS - 0.7%
7,280	Honda Motor Co. Ltd. - ADR			262,371

	BANKS - 1.4%
1,710	Bank of Montreal			101,523
3,397	JPMorgan Chase & Co.			146,003
4,946	Royal Bank of Canada			285,928
				533,454
	BEVERAGES - 1.6%
2,695	Coca-Cola Co.			205,682
1,280	Diageo PLC - ADR			129,434
2,840	Molson Coors Brewing Co. Cl. B			118,087
2,800	PepsiCo, Inc.			184,800
				638,003
	BIOTECHNOLOGY - 0.7%
53,000	Sequenom, Inc. *			271,360

	CHEMICALS - 0.7%
4,235	CVR Partners LP			121,756
2,654	Mosaic Co.			140,184
				261,940
	COAL - 0.5%
2,866	Natural Resource Partners LP			71,507
3,513	Peabody Energy Corp.			109,290
				180,797
	COMMERCIAL SERVICES - 0.3%
39,500	Premier Exhibitions, Inc. *			102,700

	COMPUTERS - 3.3%
979	Apple, Inc. *			571,971
24,300	Cisco Systems, Inc.			489,645
4,717	Hewlett-Packard Co.			116,793
20,559	Imation Corp. *			119,242
				1,297,651
	COSMETICS/PERSONAL CARE - 0.5%
2,745	Procter & Gamble Co.			174,692

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
630	BlackRock, Inc. - Cl. A			120,695
17,360	Charles Schwab Corp.			248,248
				368,943
	ELECTRIC - 0.4%
4,000	Exelon Corp.			156,040

	ELECTRONICS - 0.6%
9,700	Imax Corp. *			232,509

	ENGINEERING & CONSTRUCTION - 0.4%
7,102	Foster Wheeler AG *			163,346

	ENVIRONMENTAL CONTROL - 0.6%
5,000	Mine Safety Appliances Co.			212,300

	FOOD - 0.3%
4,540	Sysco Corp.			131,206

	HEALTHCARE-PRODUCTS - 2.5%
2,065	Becton Dickinson and Co.			161,999
5,620	Covidien PLC			310,393
3,811	Medtronic, Inc.			145,580
5,060	Patterson Cos, Inc.			172,495
2,960	Stryker Corp.			161,527
				951,994
	INSURANCE - 1.0%
2,727	Aflac, Inc.			122,824
26,287	Old Republic International Corp.			261,556
				384,380
	IRON / STEEL - 0.6%
7,485	ArcelorMittal - ADR			129,715
2,843	Nucor Corp.			111,474
				241,189
	MINING - 1.6%
7,171	Cameco Corp.			158,479
12,200	Horsehead Holding Corp. *			137,006
16,800	Pan American Silver Corp.			327,768
				623,253
	MISCELLANEOUS MANUFACTURING - 0.5%
1,340	3M Co.			119,742
1,818	Eaton Corp.			87,591
				207,333
	OIL & GAS - 9.5%
144,000	Birchcliff Energy Ltd. *			985,824
6,979	BP PLC - ADR			302,958
33,300	Chesapeake Energy Corp.			614,052
5,237	Chevron Corp.			558,055
7,406	Devon Energy Corp.			517,309
1,890	Ensco PLC - ADR			103,289
5,352	Range Resources Corp.			356,764
3,101	Transocean Ltd.			156,259
4,873	Ultra Petroleum Corp. *			96,291
				3,690,801
	PHARMACEUTICALS - 3.4%
3,660	Abbott Laboratories			227,140
72,727	BioScrip Inc. *			538,907
3,160	Johnson & Johnson			205,684
3,959	Novartis AG - ADR			218,418
3,120	Roche Holding AG - ADR			142,958
				1,333,107
	PIPELINES - 1.1%
1,900	Buckeye Partners LP			107,255
4,150	Legacy Reserves LP			118,441
2,050	NuStar Energy LP			112,730
2,740	Spectra Energy Corp.			84,228
				422,654
	REAL ESTATE - 0.5%
7,090	Consolidated-Tomoka Land Co.			208,446

	REITS - 0.3%
5,610	Senior Housing Properties Trust			123,869

	RETAIL - 1.1%
1,372	McDonald's Corp.			133,701
1,770	Target Corp.			102,554
2,705	Walgreen Co.			94,837
1,810	Wal-Mart Stores, Inc.			106,627
				437,719
	SAVINGS & LOANS - 0.2%
7,190	People's United Financial, Inc.			88,725

	SEMICONDUCTORS - 0.4%
4,550	Linear Technology Corp.			148,831

	SOFTWARE - 0.4%
4,510	Microsoft Corp.			144,410

	TELECOMMUNICATIONS - 1.2%
5,000	AT&T, Inc.			164,550
1,621	CenturyLink, Inc.			62,506
17,278	NII Holdings, Inc. *			241,806
				468,862
	TRANSPORTATION - 0.2%
819	Union Pacific Corp.			92,088

	WATER - 0.2%
10,170	Consolidated Water Co. Ltd.			72,919

	TOTAL COMMON STOCK (Cost - $15,218,892)			15,258,388

	EXCHANGE TRADED FUNDS - 29.6%
	ASSET ALLOCATION FUND - 0.6%
2,190	CurrencyShares Canadian Dollar Trust			220,467

	COMMODITY FUND - 7.7%
3,740	ETFS Gold Trust *			616,801
13,760	GreenHaven Continuous Commodity Index Fund *			405,507
19,438	iShares Silver Trust *			585,278
6,280	Market Vectors Gold Miners ETF			291,329
5,200	PowerShares DB Silver Fund *			280,384
5,126	SPDR Gold Shares *			829,797
				3,009,096
	DEBT FUND - 0.7%
3,260	iShares Barclays 1-3 Year Treasury Bond Fund			275,340

	EMERGING MARKETS FUND - 4.5%
4,370	EGShares Brazil Infrastructure ETF			103,263
9,500	Global X Brazil Mid Cap ETF			159,505
2,246	iShares MSCI Brazil Index Fund			135,344
3,456	Market Vectors Brazil Small-Cap ETF			145,325
9,110	WisdomTree Emerging Markets Equity Income Fund			516,537
10,420	WisdomTree Emerging Markets SmallCap Dividend Fund			495,784
11,370	WisdomTree India Earnings Fund			208,412
				1,764,170
	ENERGY FUNDS - 0.4%
3,680	JPMorgan Alerian MLP Index ETN			147,237

	EQUITY - 0.6%
14,500	iPATH S&P 500 VIX Short-Term Futures ETN *			239,975

	INTERNATIONAL FUND - 1.3%
13,580	Global X FTSE Nordic Region ETF			246,803
8,760	iShares MSCI Canada Index Fund			248,434
				495,237
	SHORT / INVERSE FUNDS - 13.8%
10,000	ProShares Short Financials *			312,300
5,750	ProShares Short FTSE China 25 *			234,312
8,200	ProShares Short MSCI EAFE *			383,514
12,500	ProShares Short MSCI Emerging Markets *			369,125
29,000	ProShares Short QQQ *			749,650
14,450	ProShares Short Russell 2000 *			380,902
82,000	ProShares Short S&P 500 *			2,944,620
				5,374,423

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,346,134)			11,525,945

	MUTUAL TRADED FUNDS - 16.3%
	ASSET ALLOCATION FUNDS - 6.8%
154,739	ASG Managed Futures Strategy Fund			1,538,105
60,931	PIMCO All Asset All Authority Fund			654,395
41,118	PIMCO Global Multi-Asset Fund			466,694
				2,659,194
	COMMODITY FUND - 2.0%
30,794	Guggenheim - Long/Short Commodities Strategy Fund			783,399
	DEBT FUNDS - 4.5%
28,964	DoubleLine Total Return Bond Fund			324,396
20,508	PIMCO Total Return Fund			230,096
28,695	PIMCO Unconstrained Bond Fund			320,234
87,556	Third Avenue Focused Credit Fund			879,058
				1,753,784
	EMERGING MARKETS FUNDS - 1.9%
53,621	Matthews Asia Dividend Fund			744,798
	INTERNATIONAL FUND - 1.1%
29,064	Oakmark International Small Cap Fund			406,025

	TOTAL MUTUAL FUNDS (Cost - $6,663,871)			6,347,200

	CLOSED-END FUNDS - 6.6%
115,583	Alpine Total Dynamic Dividend Fund			536,305
25,920	BlackRock Build America Bond Trust			571,795
23,137	Eaton Vance Enhanced Equity Income Fund II			252,193
13,892	Eaton Vance Tax-Managed Buy-Write Opportunities Fund			179,207
14,783	MLP & Strategic Equity Fund, Inc.			259,294
17,889	Nuveen Equity Premium Income Fund			214,668
35,409	Royce Focus Trust, Inc.			239,719
21,095	Royce Value Trust, Inc.			289,845
	TOTAL CLOSED-END FUNDS (Cost - 2,289,148)			2,543,026

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 3.7%
	BANKS - 0.6%
225,000	Ally Financial, Inc.	6.6250	5/15/2012	225,000
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
840,000	SLM Corp.	5.0000	10/1/2013	857,699
	FOOD - 0.9%
347,000	Dean Foods Co.	7.0000	6/1/2016	360,012
	TOTAL BONDS & NOTES (Cost - $1,388,986)			1,442,711

	PREFERRED STOCK - 1.8%
	AUTO MANUFACTURERS - 1.8%
18,180	General Motors Co. (Cost - $1,002,939)	4.7500	12/1/2013	709,747

Shares
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
1,232,737	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.02% **
	(Cost - $1,232,737)			1,232,737

	TOTAL INVESTMENTS - 100.5% (Cost - $40,142,707) (a)			$ 39,059,754
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)			(210,376)
	TOTAL NET ASSETS - 100.0%			$ 38,849,378

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2012.
ADR - American Depositary Receipt
ETN - Exchange Traded Note
ETF - Exchange Traded Fund
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust

(a) Represents cost for financial purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 2,334,947
		Unrealized depreciation		(3,417,900)
		Net unrealized depreciation		$ (1,082,953)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include listed on a securities exchange or board of trade (not including Index Options contracts the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$15,258,388	$ -	$ -	$15,258,388
Exchange Traded Funds	11,525,945	-	-	11,525,945
Mutual Funds	6,347,200	-	-	6,347,200
Closed-End Funds	2,543,026	-	-	2,543,026
Bonds & Notes	-	1,442,711	-	1,442,711
Preferred Stock	709,747	-	-	709,747
Money Market Funds	1,232,737	-	-	1,232,737
Total	$37,617,043	$1,442,711	$ -	$39,059,754

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/27/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

06/27/12